Accounts receivable - Change in allowances (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable
Beginning balance	$ 31,986	$ 38,223	$ 67,482
Decrease	(241)	(5,960)	(10,561)
Write-off	(22,753)	(277)	(18,698)
Ending balance	$ 8,992	$ 31,986	$ 38,223